Share-based payments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of outstanding options

	For the six months ended June 30,
	2026		2025
	Number of options	Weighted average exercise prices	Number of options	Weighted average exercise prices
Outstanding at beginning of the period	1,917,529	88.91	1,287,064	115.98
Granted during the period	-	-	-	-
Exercised during the period	-	-	-	-
Forfeited during the period	(99,142)	71.73	(7,173)	113.06
Expired	(22,841)	77.55	(303,236)	101.31
Outstanding at the end of the period	1,795,546	84.63	976,655	121.01
Exercisable at the end of the period	1,390,379	88.36	903,147	116.80

Details of outstanding options during the year are presented below:

	Year ended December 31, 2025		Year ended December 31, 2024
	Number of options	Weighted average exercise prices (SEK)	Number of options	Weighted average exercise prices (SEK)
Outstanding at beginning of the year	1,287,064	115.98	1,180,392	119.73
Granted during the year	1,228,156	71.54	388,420	100.54
Forfeited during the year	(41,481)	197.26	(96,591)	111.90
Exercised during the year	-	-	-	-
Expired during the year	(556,210)	105.13	(185,157)	109.66
Outstanding at the end of the year	1,917,529	88.91	1,287,064	115.98
Exercisable at the end of the year	1,419,355	94.36	1,153,020	111.43

Schedule of estimated fair values of options

	31/12/2025	31/12/2024
Weighted average share price (SEK)	62.48	84.71
Weighted average exercise price (SEK)	71.54	100.54
Expected volatility	35%	35%
Expected life	1	4
Risk-free interest rate	3.7%	4.4% to 4.7%
Expected dividend	nil	nil

Schedule of outstanding warrants

Details of outstanding warrants during the period are presented below:

	For the six months ended June 30,
	2026		2025
	Number of warrants	Weighted average exercise prices	Number of warrants	Weighted average exercise prices
Outstanding at beginning of the period	1,561,400	72.63	-	-
Granted during the period	-	-	-	-
Exercised during the period	(22,313)	73.05	-	-
Forfeited during the period	(144,799)	73.05	-	-
Expired	-	-	-	-
Outstanding at the end of the period	1,394,288	72.83	-	-
Exercisable at the end of the period	1,098,598	72.85	-	-

	Year ended December 31, 2025		Year ended December 31, 2024
	Number of warrants	Weighted average exercise prices (SEK)	Number of warrants	Weighted average exercise prices (SEK)
Outstanding at beginning of the year	-	-	-	-
Granted during the year	1,561,400	72.63	-	-
Forfeited during the year	-	-	-	-
Exercised during the year	-	-	-	-
Expired during the year	-	-	-	-
Outstanding at the end of the year	1,561,400	72.63	-	-
Exercisable at the end of the year	974,199	72.63	-	-

Schedule of estimated fair values of warrants

The weighted average fair value of the warrants granted on those dates is 37.38 while the aggregate of the estimated fair values of the warrants granted on those dates is SEK 16,719 thousand. The inputs into the Black Scholes model are as follows:

	31/12/2025	31/12/2024
Weighted average share price (SEK)	37.38	-
Weighted average exercise price (SEK)	72.63	-
Expected volatility	35%	-
Expected life	3 - 5 years	-
Risk-free interest rate	3.7% to 4.1%	-
Expected dividend	nil	nil

Schedule of fair market value of the warrants

Details of outstanding warrants during the six months ended June 30, 2026, and 2025 are presented below:

	For the six months ended June 30,
	2026	2025
	Number of warrants	Number of warrants
Outstanding at beginning of the period	14,790,565	-
Granted during the period	-	15,298,552
Exercised during the period	(12,071,282)	-
Forfeited during the period	(127,351)	-
Expired during the period	-	-
Outstanding at the end of the period	2,591,932	15,298,552

	2025 No. of warrants	2024 No. of warrants
Outstanding at the beginning of the year	-	8,974,716
Granted during the year	14,790,565	-
Exercised during the year	-	(71,100)
Forfeited during the year	-	(581,196)
Expired during the year	-	(8,322,420)
Outstanding at the end of the year	14,790,565	-

Schedule of consolidated financial statements of loss

The shared-based payments are presented in following line items in the interim condensed consolidated financial statements of loss:

	For the six months ended June 30,
(SEK in thousand)	2026	2025
Cost of sales	(1,286)	(4)
Selling expenses	(2,390)	(9)
General and administrative expenses	(245,348)	(192)
Research and development expenses	(308)	52
Total	(249,332)	(152)